Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2023	Ps.	10,651	Ps.	31,031	Ps.	105,004	Ps.	18,301	Ps.	22,970	Ps.	16,206	Ps.	31,356	Ps.	1,256	Ps.	236,775
Additions (1)		135		319		9,193		855		2,782		18,376		4,572		566		36,798
Additions from business acquisitions		—		—		64		—		—		2		—		—		66
Business combinations from disposals		—		—		70		—		—		—		—		—		70
Changes in the fair value of past acquisitions		73		(15)		189		—		—		—		—		10		257
Transfer of completed projects in progress		558		1,582		6,008		2,346		2,110		(12,621)		3		14		—
Transfer (to)/from assets classified as held for sale		—		—		57		—		—		—		—		—		57
Disposals		(327)		(799)		(9,656)		(1,245)		(270)		(322)		(1,012)		(100)		(13,731)
Disposal of Envoy Solutions		—		—		(1,001)		—		—		(91)		(200)		(17)		(1,309)
Effects of changes in foreign exchange rates		(523)		(2,174)		(5,845)		(1,299)		(2,155)		(1,109)		(266)		(371)		(13,742)
Effects on the recognition of inflation effects		177		587		1,897		400		655		123		4		—		3,843
Cost as of December 31, 2023	Ps.	10,744	Ps.	30,531	Ps.	105,980	Ps.	19,358	Ps.	26,092	Ps.	20,564	Ps.	34,457	Ps.	1,358	Ps.	249,084
Cost as of January 1, 2024	Ps.	10,744	Ps.	30,531	Ps.	105,980	Ps.	19,358	Ps.	26,092	Ps.	20,564	Ps.	34,457	Ps.	1,358	Ps.	249,084
Additions (1)		1,738		1,073		8,659		3,506		2,619		23,661		5,775		407		47,438
Additions from business acquisitions		833		1,296		1,009		—		—		—		—		—		3,138
Transfer of completed projects in progress		348		948		(768)		9,029		2,215		(13,226)		199		1,255		—
Disposals (2)		(106)		(362)		(3,513)		(1,077)		(455)		(260)		(104)		(213)		(6,090)
Effects of changes in foreign exchange rates		(131)		11		9,710		4,052		1,110		917		498		707		16,874
Effects on the recognition of inflation effects		278		978		3,142		813		1,325		188		—		—		6,724
Cost as of December 31, 2024	Ps.	13,704	Ps.	34,475	Ps.	124,219	Ps.	35,681	Ps.	32,906	Ps.	31,844	Ps.	40,825	Ps.	3,514	Ps.	317,168
Cost as of January 1, 2025	Ps.	13,704	Ps.	34,475	Ps.	124,219	Ps.	35,681	Ps.	32,906	Ps.	31,844	Ps.	40,825	Ps.	3,514	Ps.	317,168
Additions (1)		300		2,139		6,478		4,868		1,934		17,929		4,808		3,314		41,770
Changes in the fair value of past acquisitions		159		330		147		—		—		—		—		—		636
Transfer of completed projects in progress		328		4,024		12,881		899		1,922		(20,154)		96		4		—
Transfer (to)/from assets classified as held for sale		—		—		(93)		—		—		—		—		—		(93)
Disposals		(769)		(666)		(1,231)		(2,376)		(1,706)		(228)		(377)		(2,156)		(9,509)
Effects of changes in foreign exchange rates		(205)		(1,188)		(3,869)		(926)		(1,754)		(1,372)		(69)		(467)		(9,850)
Effects on the recognition of inflation effects		115		401		1,241		302		501		(5)		—		—		2,555
Cost as of December 31, 2025	Ps.	13,632	Ps.	39,515	Ps.	139,773	Ps.	38,448	Ps.	33,803	Ps.	28,014	Ps.	45,283	Ps.	4,209	Ps.	342,677

(1)Total includes Ps. 3,268, Ps. 3,756 and Ps. 890 outstanding payments to suppliers, as of December 31, 2025, 2024 and 2023, respectively.
(2)This amount includes write-off for damaged assets. For more information see note 2.5
(3)Investments in fixed assets in progress are expected to be completed and transferred to other fixed assets categories within next twelve months.

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated Depreciation as of January 1, 2023	Ps.	—	Ps.	(9,543)	Ps.	(53,250)	Ps.	(9,873)	Ps.	(15,074)	Ps.	4	Ps.	(14,511)	Ps.	(527)	Ps.	(102,774)
Depreciation for the year		—		(1,021)		(10,309)		(1,844)		(3,257)		—		(2,784)		(196)		(19,411)
Disposals		—		260		6,494		1,249		261		(4)		592		63		8,915
Transfer to/(from) assets classified as held for sale		—		—		(43)		—		—		—		—		—		(43)
Disposal of Envoy Solutions		—		—		344		—		—		—		70		(38)		376
Effects of changes in foreign exchange rates		—		708		3,898		793		1,783		—		398		241		7,821
Changes in value on the recognition of inflation effects		—		(218)		(1,265)		(291)		(649)		—		(2)		(13)		(2,438)
Accumulated Depreciation as of December 31, 2023	Ps.	—	Ps.	(9,814)	Ps.	(54,131)	Ps.	(9,966)	Ps.	(16,936)	Ps.	—	Ps.	(16,237)	Ps.	(470)	Ps.	(107,554)

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated Depreciation as of January 1, 2024	Ps.	—	Ps.	(9,814)	Ps.	(54,131)	Ps.	(9,966)	Ps.	(16,936)	Ps.	—	Ps.	(16,237)	Ps.	(470)	Ps.	(107,554)
Depreciation for the year		—		(2,062)		(8,606)		(2,961)		(3,878)		—		(2,958)		(437)		(20,902)
Disposals		—		398		2,660		940		365		—		84		185		4,632
Effects of changes in foreign exchange rates		—		153		(7,739)		(2,728)		(819)		—		(332)		(213)		(11,678)
Changes in value on the recognition of inflation effects		—		(382)		(2,106)		(494)		(1,123)		—		(6)		(44)		(4,155)
Accumulated Depreciation as of December 31, 2024	Ps.	—	Ps.	(11,707)	Ps.	(69,922)	Ps.	(15,209)	Ps.	(22,391)	Ps.	—	Ps.	(19,449)	Ps.	(979)	Ps.	(139,657)
Accumulated Depreciation as of January 1, 2025	Ps.	—	Ps.	(11,707)	Ps.	(69,922)	Ps.	(15,209)	Ps.	(22,391)	Ps.	—	Ps.	(19,449)	Ps.	(979)	Ps.	(139,657)
Depreciation for the year		—		(1,390)		(10,522)		(3,977)		(4,356)		—		(2,851)		(1,250)		(24,346)
Disposals		—		713		2,864		2,188		1,698		—		352		246		8,061
Effects of changes in foreign exchange rates		—		(210)		2,277		533		1,433		—		22		491		4,546
Changes in value on the recognition of inflation effects		—		(153)		(831)		(185)		(440)		—		—		—		(1,609)
Accumulated Depreciation as of December 31, 2025	Ps.	—	Ps.	(12,747)	Ps.	(76,134)	Ps.	(16,650)	Ps.	(24,056)	Ps.	—	Ps.	(21,926)	Ps.	(1,492)	Ps.	(153,005)

Carrying Amount	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
As of December 31, 2023	Ps.	10,744	Ps.	20,717	Ps.	51,849	Ps.	9,392	Ps.	9,156	Ps.	20,564	Ps.	18,220	Ps.	888	Ps.	141,530
As of December 31, 2024	Ps.	13,704	Ps.	22,768	Ps.	54,297	Ps.	20,472	Ps.	10,515	Ps.	31,844	Ps.	21,376	Ps.	2,535	Ps.	177,511
As of December 31, 2025	Ps.	13,632	Ps.	26,768	Ps.	63,639	Ps.	21,798	Ps.	9,747	Ps.	28,014	Ps.	23,357	Ps.	2,717	Ps.	189,672